Utility Plant and Leases - Schedule of Net Utility Plant (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 5,556,599	$ 5,252,469
Less: accumulated depreciation	(1,973,098)	(1,868,504)
Acquisition adjustments, net	550	730
Construction work in progress	74,332	101,413
Net utility plant	3,658,383	3,486,108
Storage [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	22,531	21,282
Transmission [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	312,300	313,306
Distribution [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	4,655,640	4,410,598
General [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	356,072	324,490
Software and software-related intangibles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	196,035	168,815
Other [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 14,021	$ 13,978